Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Disclosure Of Summary Of Material Accounting Policies [Abstract]
Functional and presentation currency	Functional and presentation currency
These consolidated financial statements are presented in United States dollars ($), which is the Company’s functional currency. All information presented in $ have been rounded to the nearest million, unless otherwise stated.

Use of estimates and judgements	Use of estimates and judgments
In preparing these consolidated financial statements, management has made judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future years affected.
Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:
•Notes 4.11 and 20 – Revenue recognition: principal vs. agent considerations and customer identification
Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year are included in the following notes:
•Note 6 – Impairment test of intangible assets and goodwill: key assumptions underlying recoverable amounts;
•Notes 4.4(i) and 26 – Measurement of expected credit losses (“ECL”) for financial assets;
•Notes 15 and 29 – Recognition and measurement of provisions and contingencies: key assumptions about the likelihood and magnitude of an outflow of resources; and
•Note 18 - recognition of deferred tax assets: availability of future taxable profit against which deductible temporary differences and tax losses carried forward can be utilized.

Measurement of fair values
Measurement of fair values
A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.
As part of an established control framework, significant unobservable inputs and valuation adjustments are regularly reviewed. If third-party information, such as broker quotes or pricing services, is used to measure fair values, such information is assessed to support the conclusion that such valuations meet the requirements of the IFRS Accounting Standards, including the level in the fair value hierarchy in which such valuations should be classified. When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).
•Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement (with Level 3 being the lowest).
The Group recognizes transfers between levels of the fair value hierarchy as of the end of the reporting year during which the change has occurred.
Further information about the assumptions made in measuring fair values is included in the following notes:
•Note 6 – Intangible assets and goodwill;
•Note 19 – Share-based payment arrangements; and
•Note 26 – Financial instruments.

Change in accounting policies	Change in accounting policies
The Group has applied the following amendments to the IFRS Accounting Standards for the first time for the annual period beginning on 1 January 2024.
•Classification of Liabilities as Current or Non-current Liabilities and Non-current Liabilities with Covenants (Amendments to IAS 1)
•Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)
•Lease Liabilities in a Sale and Leaseback (Amendments to IFRS 16)
The application of these amendments to the IFRS Accounting Standards does not have a material effect on the financial statements.

Basis of consolidation	Basis of consolidation
i)                   Business combinations
The Group accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs.
The Group has an option to apply a ‘concentration test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.
The Group measures goodwill at the date of acquisition, considering the following factors:
•the fair value of the consideration transferred;
•the recognized amount of any non-controlling interests (“NCI”) in the acquiree;
•if the business combination is achieved in stages, the fair value of the pre-existing equity interest in the acquiree, over the net recognized amount (generally fair value) of the identifiable assets acquired and liabilities assumed.
Any goodwill that arises is tested annually for impairment.
The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. When the excess is negative, a bargain purchase gain is recognized immediately in profit or loss.
The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognized in profit or loss.
Any contingent consideration payable is recognized at fair value at the date of acquisition and included in the consideration transferred. If the contingent consideration that meets the definition of financial instruments is classified as equity, it is not remeasured and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes to the fair value of the contingent consideration are recognized in profit or loss.
When share-based payments awards (replacement awards) are exchanged for awards held by the acquiree’s employees (acquiree’s awards) and related to past services, then all or a portion of the acquirer’s replacement awards is included in measuring the consideration transferred in the business combination. This determination is based on the market-based value of the replacement awards compared with the market-based value of the acquiree’s awards and the extent to which the replacement awards related to past and/or future service.
NCI that are present ownership interests and entitle their holders to a proportionate share of the acquiree’s net assets in the event of liquidation are measured either at fair value or at the NCI’s proportionate share of the recognized amounts of the acquiree’s identifiable net assets, at the date of acquisition. The measurement basis taken is elected on a transaction-by-transaction basis. All other NCI are measured at acquisition-date fair value, unless another measurement basis is required by IFRSs.
When the Group enters into a put option agreement with NCI shareholders in an existing subsidiary on their equity interests in that subsidiary, the Group recognizes a liability for the present value of the exercise price of the option that is expected to be settled in cash. If the NCI shareholders have present access to the returns until exercise of the option, the financial liability is recognized separately with a corresponding recognition within equity. Subsequent changes in the measurement of this liability are recognized within equity.
Costs related to the acquisition, other than those associated with the issue of debt or equity securities, that the Group incurs in connection with a business combination are expensed as incurred.
Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as transactions with owners in their capacity as owners and therefore no adjustments are made to goodwill and no gain or loss is recognized in profit or loss. Adjustments to NCI arising from transactions that do not involve the loss of control are based on a proportionate amount of the net assets of the subsidiary.
ii)                  Subsidiaries
Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.
The accounting policies of subsidiaries have been changed when necessary to align them with the policies adopted by the Group. Losses applicable to the NCI in a subsidiary are allocated to the NCI even if doing so causes the NCI to have a deficit balance.
iii)                 Loss of control
Upon the loss of control, the Group derecognizes the assets and liabilities of the subsidiary, any NCI, and the other components of equity related to the subsidiary. Any surplus or deficit arising on the loss of control is recognized in profit or loss. If the Group retains any interest in the former subsidiary, then such interest is measured at fair value at the date that control is lost.
iv)                 Investments in associates and joint ventures (equity-accounted investees)
Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies of these entities. Significant influence is presumed to exist when the Group holds 20% or more of the voting power of another entity. A joint venture is an arrangement in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.
Investments in associates and joint ventures are accounted for using the equity method. They are recognized initially at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of the profit or loss and other comprehensive income (“OCI”) of equity-accounted investees, after adjustments to align the accounting policies with those of the Group, from the date that significant influence or joint control commences until the date that significant influence or joint control ceases.
When the Group’s share of losses exceeds its investment in an equity-accounted investee, the carrying amount of the investment, together with any long-term interests that form part thereof, is reduced to zero, and the recognition of further losses is discontinued except to the extent that the Group has an obligation to fund the investee’s operations or has made payments on behalf of the investee.
v)                 Transactions eliminated on consolidation
Intra-group balances and transactions, and any unrealized income or expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of the Group’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Business combinations	Business combinations
The Group accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs.
The Group has an option to apply a ‘concentration test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.
The Group measures goodwill at the date of acquisition, considering the following factors:
•the fair value of the consideration transferred;
•the recognized amount of any non-controlling interests (“NCI”) in the acquiree;
•if the business combination is achieved in stages, the fair value of the pre-existing equity interest in the acquiree, over the net recognized amount (generally fair value) of the identifiable assets acquired and liabilities assumed.
Any goodwill that arises is tested annually for impairment.
The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. When the excess is negative, a bargain purchase gain is recognized immediately in profit or loss.
The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognized in profit or loss.
Any contingent consideration payable is recognized at fair value at the date of acquisition and included in the consideration transferred. If the contingent consideration that meets the definition of financial instruments is classified as equity, it is not remeasured and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes to the fair value of the contingent consideration are recognized in profit or loss.
When share-based payments awards (replacement awards) are exchanged for awards held by the acquiree’s employees (acquiree’s awards) and related to past services, then all or a portion of the acquirer’s replacement awards is included in measuring the consideration transferred in the business combination. This determination is based on the market-based value of the replacement awards compared with the market-based value of the acquiree’s awards and the extent to which the replacement awards related to past and/or future service.
NCI that are present ownership interests and entitle their holders to a proportionate share of the acquiree’s net assets in the event of liquidation are measured either at fair value or at the NCI’s proportionate share of the recognized amounts of the acquiree’s identifiable net assets, at the date of acquisition. The measurement basis taken is elected on a transaction-by-transaction basis. All other NCI are measured at acquisition-date fair value, unless another measurement basis is required by IFRSs.
When the Group enters into a put option agreement with NCI shareholders in an existing subsidiary on their equity interests in that subsidiary, the Group recognizes a liability for the present value of the exercise price of the option that is expected to be settled in cash. If the NCI shareholders have present access to the returns until exercise of the option, the financial liability is recognized separately with a corresponding recognition within equity. Subsequent changes in the measurement of this liability are recognized within equity.
Costs related to the acquisition, other than those associated with the issue of debt or equity securities, that the Group incurs in connection with a business combination are expensed as incurred.
Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as transactions with owners in their capacity as owners and therefore no adjustments are made to goodwill and no gain or loss is recognized in profit or loss. Adjustments to NCI arising from transactions that do not involve the loss of control are based on a proportionate amount of the net assets of the subsidiary.
iii)                 Loss of control
Upon the loss of control, the Group derecognizes the assets and liabilities of the subsidiary, any NCI, and the other components of equity related to the subsidiary. Any surplus or deficit arising on the loss of control is recognized in profit or loss. If the Group retains any interest in the former subsidiary, then such interest is measured at fair value at the date that control is lost.
Subsidiaries	Subsidiaries
Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.
The accounting policies of subsidiaries have been changed when necessary to align them with the policies adopted by the Group. Losses applicable to the NCI in a subsidiary are allocated to the NCI even if doing so causes the NCI to have a deficit balance.
Investments in associates and joint ventures (equity-accounted investees)	Investments in associates and joint ventures (equity-accounted investees)
Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies of these entities. Significant influence is presumed to exist when the Group holds 20% or more of the voting power of another entity. A joint venture is an arrangement in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.
Investments in associates and joint ventures are accounted for using the equity method. They are recognized initially at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of the profit or loss and other comprehensive income (“OCI”) of equity-accounted investees, after adjustments to align the accounting policies with those of the Group, from the date that significant influence or joint control commences until the date that significant influence or joint control ceases.
When the Group’s share of losses exceeds its investment in an equity-accounted investee, the carrying amount of the investment, together with any long-term interests that form part thereof, is reduced to zero, and the recognition of further losses is discontinued except to the extent that the Group has an obligation to fund the investee’s operations or has made payments on behalf of the investee.

Foreign currency	Foreign currency
i)                   Foreign currency transactions
Transactions in foreign currencies are translated to the respective functional currencies of Group entities at the exchange rates at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Foreign currency differences are recognized in profit or loss and presented within finance costs.
Foreign currency differences arising from the translation of investment in equity securities designated as fair value to other comprehensive income (“FVOCI”) are recognized in OCI.
ii)                  Foreign operations
The assets and liabilities of foreign operations are translated to United States dollars at exchange rates at the reporting date. The income and expenses of foreign operations are translated to United States dollars at average exchange rates.
Foreign currency differences are recognized in OCI and presented in the foreign currency translation reserve in equity except to the extent that the translation difference is allocated to NCI. When a foreign operation is disposed of in its entirety or partially such that control, significant influence or joint control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal. When the Group disposes of only part of its interest in a subsidiary that includes a foreign operation while retaining control, the relevant proportion of the cumulative amount is reattributed to NCI. When the Group disposes of only part of its investment in an associate or joint venture that includes a foreign operation while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to profit or loss.
When the settlement of a monetary item receivable from or payable to a foreign operation is neither planned nor likely to occur in the foreseeable future, foreign exchange gains and losses arising from such a monetary item that are considered to form part of a net investment in a foreign operation are recognized in OCI and are presented in the translation reserve in equity.

Financial instruments	Financial instruments
i)                   Recognition and initial measurement
Trade receivables are initially recognized when they are originated. All other financial assets and financial liabilities are initially recognized when the Group becomes a party to the contractual provisions of the instrument.
A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus, for an item not at fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.
ii)                  Classification and subsequent measurement
a)Financial assets
On initial recognition, a financial asset is classified as measured at: amortized cost; FVOCI – debt investment; FVOCI – equity investment; or FVTPL.
Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting year following the change in the business model.
A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:
•it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
•its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:
•it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
•its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
On initial recognition of an equity investment that is not held-for-trading, the Group may irrevocably elect to present subsequent changes in the investment’s fair value in OCI. This election is made on an investment by investment basis.
All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets. On initial recognition, the Group may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.
Financial assets – Business model assessment
The Group makes an assessment of the objective of the business model in which a financial asset is held at a portfolio level because this best reflects the way the business is managed, and information is provided to management. The information considered includes:
•the stated policies and objectives for the portfolio and the operation of those policies in practice. These include whether management’s strategy focuses on earning contractual interest income, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of any related liabilities or expected cash outflows or realizing cash flows through the sale of the assets;
•how the performance of the portfolio is evaluated and reported to the Group’s management;
•the risks that affect the performance of the business model (and the financial assets held within that business model) and how those risks are managed;
•how managers of the business are compensated – e.g. whether compensation is based on the fair value of the assets managed or the contractual cash flows collected; and
•the frequency, volume and timing of sales of financial assets in prior years, the reasons for such sales and expectations about future sales activity.
Transfer of financial assets to third parties in transactions that do not qualify for derecognition are not considered sales for this purpose, consistent with the Group’s continuing recognition of the assets.
Financial assets that are held-for-trading or are managed and whose performance is evaluated on a fair value basis are measured at FVTPL.
Financial assets – Assessment whether contractual cash flows are solely payments of principal and interest
For the purposes of this assessment, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs (e.g. liquidity risk and administrative costs), as well as a profit margin.
In assessing whether the contractual cash flows are solely payments of principal and interest, the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Group considers:
•contingent events that would change the amount or timing of cash flows;
•terms that may adjust the contractual coupon rate, including variable rate features;
•prepayment and extension features; and
•terms that limit the Group’s claim to cash flows from specified assets (e.g. non‑recourse features).
A prepayment feature is consistent with the solely payments of principal and interest criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable additional compensation for early termination of the contract. Additionally, for a financial asset acquired at a discount or premium to its contractual par amount, a feature that permits or requires prepayment at an amount that substantially represents the contractual par amount plus accrued (but unpaid) contractual interest (which may also include reasonable additional compensation for early termination) is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant at initial recognition.
Financial assets – Subsequent measurement and gains and losses
Financial assets at FVTPL
These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.
Financial assets at amortized cost
These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.
Debt investments at FVOCI
These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.
Equity investments at FVOCI
These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.
b)Financial liabilities – Classification, subsequent measurement and gains and losses
Financial liabilities are classified as measured at amortized cost or FVTPL. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL, which include warrant liabilities, are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Directly attributable transaction costs are recognized in profit or loss as incurred.
Other financial liabilities are initially measured at fair value less directly attributable transaction costs. They are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. These financial liabilities comprise loans and borrowings, bank overdrafts, and trade and other payables.
iii)                 Derecognition
a)Financial assets
The Group derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.
Where the Group enters into transactions whereby it transfers assets recognized in its statement of financial position but retains either all or substantially all of the risks and rewards of the transferred assets, the transferred assets are not derecognized.
b)Financial liabilities
The Group derecognizes a financial liability when its contractual obligations are discharged or canceled or expire. The Group also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.
On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.
iv)                 Offsetting
Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.
v)                  Cash and cash equivalents
Cash and cash equivalents comprise cash balances and short-term deposits with maturities of three months or less from the date of acquisition that are subject to an insignificant risk of changes in their fair value and are used by the Group in the management of its short-term commitments. For the purpose of the statement of cash flows, bank overdrafts that are repayable on demand and that form an integral part of the Group’s cash management are included in cash and cash equivalents.
vi)                 Share capital
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity, net of any tax effects.
vii)                Warrants
Share purchase warrants issued by the Group are accounted for as derivative liabilities. The warrants are initially recognized at fair value, and in subsequent periods measured at fair value through profit or loss with any changes in fair value recognized in profit or loss until the warrants are exercised, redeemed, or expire.

Impairment	Impairment
i)                   Non-derivative financial assets
The Group recognizes loss allowances for expected credit loss on financial assets measured at amortized cost.
Loss allowances are measured on either of the following bases:
•12-month Expected Credit Losses or "ECLs": these are ECLs that result from default events that are possible within the 12 months after the reporting date (or for a shorter period if the expected life of the instrument is less than 12 months); or
•Lifetime ECLs: these are ECLs that result from all possible default events over the expected life of a financial instrument or contract asset.
Simplified approach
The Group applies the simplified approach to provide for ECLs for all trade receivables. The simplified approach requires the loss allowance to be measured at an amount equal to lifetime ECLs.
General approach
The Group applies the general approach to provide for ECLs on all other financial instruments. Under the general approach, the loss allowance is measured at an amount equal to 12-month ECLs at initial recognition.
At each reporting date, the Group assesses whether the credit risk of a financial instrument has increased significantly since initial recognition. When credit risk has increased significantly since initial recognition, loss allowance is measured at an amount equal to lifetime ECLs.
When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Group’s historical experience and informed credit assessment and includes forward-looking information.
If credit risk has not increased significantly since initial recognition or if the credit quality of the financial instruments improves such that there is no longer a significant increase in credit risk since initial recognition, loss allowance is measured at an amount equal to 12-month ECLs.
The Group considers a financial asset to be in default when:
•the borrower is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realizing security (if any is held); or
•the financial asset is more than 90 days past due (more than 120 days past due for trade receivables).
Measurement of ECLs
ECLs are probability-weighted estimates of credit losses. Credit losses are measured at the present value of all cash shortfalls (i.e., the difference between the cash flows due to the Group in accordance with the contract and the cash flows that the Group expects to receive). ECLs are discounted at the effective interest rate of the financial asset.
Credit-impaired financial assets
At each reporting date, the Group assesses whether financial assets carried at amortized cost and debt investments at FVOCI are ‘credit-impaired’. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.
Evidence that a financial asset is credit-impaired includes the following observable data:
•significant financial difficulty of the borrower or issuer;
•a breach of contract such as a default or being more than 90 days past due (more than 120 days past due for trade receivables);
•the restructuring of a loan or advance by the Group on terms that the Group would not consider otherwise;
•it is probable that the borrower will enter bankruptcy or another financial reorganization; or
•the disappearance of an active market for a security because of financial difficulties.
Presentation of allowance for ECLs in the statement of financial position
Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets.
Write-off
The gross carrying amount of a financial asset is written off (either partially or in full) to the extent that there is no realistic prospect of recovery. This is generally the case when the Group determines that the debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Group’s procedures for recovery of amounts due.
ii)                  Non-financial assets
The carrying amounts of the Group’s non-financial assets, other than inventories and deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill, and intangible assets that have indefinite useful lives or that are not yet available for use, are tested annually for impairment and the recoverable amount is estimated each year.
An impairment loss is recognized if the carrying amount of an asset or its related cash-generating unit (“CGU”) exceeds its estimated recoverable amount.
The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. Subject to an operating segment ceiling test, for the purposes of goodwill impairment testing, CGUs to which goodwill has been allocated are aggregated so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal reporting purposes. Goodwill acquired in a business combination is allocated to groups of CGUs that are expected to benefit from the synergies of the combination.
The Group’s corporate assets do not generate separate cash inflows and are utilized by more than one CGU. Corporate assets are allocated to CGUs on a reasonable and consistent basis and tested for impairment as part of the testing of the CGU to which the corporate asset is allocated.
Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the CGU (group of CGUs), and then to reduce the carrying amounts of the other assets in the CGU (group of CGUs) on a pro rata basis.
An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior years are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.
Goodwill that forms part of the carrying amount of an investment in an associate is not recognized separately, and therefore is not tested for impairment separately. Instead, the entire amount of the investment in an associate is tested for impairment as a single asset when there is objective evidence that the investment in an associate may be impaired.

Property, plant and equipment	Property, plant and equipment
i)                   Recognition and measurement
Property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses.
Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes:
•any other costs directly attributable to bringing the assets to a working condition for their intended use; and
•when the Group has an obligation to remove the asset or restore the site, an estimate of the costs of dismantling and removing the items and restoring the site on which they are located.
Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment.
When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.
The gain or loss on disposal of an item of property, plant and equipment is recognized in profit or loss and presented within other expenses.
ii)                  Subsequent costs
The cost of replacing a component of an item of property, plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the component will flow to the Group, and its cost can be measured reliably. The carrying amount of the replaced component is derecognized. The costs of the day-to-day servicing of property, plant and equipment are recognized in profit or loss as incurred and presented within cost of revenue and general and administrative expenses.
iii)                 Depreciation
Depreciation is based on the cost of an asset less its residual value. Significant components of individual assets are assessed and if a component has a useful life that is different from the remainder of that asset, that component is depreciated separately.
Depreciation is recognized as an expense in profit or loss on a straight-line basis over the estimated useful lives of each component of an item of property, plant and equipment, unless it is included in the carrying amount of another asset.
Depreciation is recognized from the date that the property, plant and equipment is installed and are ready for use, or in respect of internally constructed assets, from the date that the asset is completed and ready for use.
The estimated useful lives for the current and comparative years are as follows:

•Computers	2 - 3 years
•Building and renovation	3 - 5 years
•Motor vehicles	5 - 7 years
•Office and other equipment	4 - 5 years
Depreciation methods, useful lives and residual values are reviewed at the end of each reporting year and adjusted if appropriate.

Intangible assets and goodwill	Intangible assets and goodwill
i)                   Recognition and measurement
a)Goodwill
Goodwill that arises upon the acquisition of subsidiaries is included in intangible assets. Goodwill is measured at cost less accumulated impairment losses. In respect of associates, the carrying amount of goodwill is included in the carrying amount of the investment, and an impairment loss on such an investment is not allocated to any assets, including goodwill, that form part of the carrying amount of the associates.
b)Research and development
Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding is recognized in profit or loss as incurred.
Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group intends to and has sufficient resources to complete development and to use or sell the asset. The expenditure capitalized includes the cost of material, direct labor and overhead costs that are directly attributable to preparing the asset for its intended use. Other development expenditures are recognized in profit or loss as incurred.
Capitalized development expenditures are measured at cost less accumulated amortization and accumulated impairment losses.
c)Other intangible assets
Other intangible assets, including a trademark, non-compete agreement and agent networks, that are acquired by the Group and have finite useful lives, are measured at cost less accumulated amortization and accumulated impairment losses. The non-compete agreement prohibits the counterparty from competing with Grab in multiple business verticals within Southeast Asia, including the ride-sharing industry.
ii)                  Subsequent expenditure
Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure on internally generated goodwill and brands is recognized in profit or loss as incurred and presented within general and administrative expenses.
iii)                 Amortization
Amortization is calculated based on the cost of the asset, less its residual value.
Amortization is recognized in profit or loss on a straight-line basis over the estimated useful lives of intangible assets, other than the non-compete agreement and goodwill, from the date that they are available for use. For the non-compete agreement, amortization was recognized based on a diminishing balance method that reflected the pattern in which future economic benefits arising from the non-compete agreement were expected to be consumed by the Group.
The estimated useful lives for the current and comparative years are as follows:

•Trademark	13 years
•Non-compete agreement	4 years
•Other intangible assets	3 years
Amortization methods, useful lives and residual values are reviewed at the end of each reporting year and adjusted if appropriate.

Leases	Leases
At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
i)                   As a lessee
At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative stand-alone prices. The Group recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.
The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
The right-of-use asset is subsequently stated at cost less accumulated depreciation and impairment losses.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.
The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.
Lease payments included in the measurement of the lease liability comprise the following:
•fixed payments, including in-substance fixed payments;
•variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
•amounts expected to be payable under a residual value guarantee; and
•the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.
The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment.
When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.
The Group presents right-of-use assets that do not meet the definition of investment property in ‘property, plant and equipment’ and lease liabilities in ‘loans and borrowings’ in the statement of financial position.
Short-term leases and leases of low-value assets
The Group has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
ii)                  As a lessor
At inception or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of their relative standalone prices.
When the Group acts as a lessor, it determines at lease inception whether each lease is a finance lease or an operating lease.
To classify each lease, the Group makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Group considers certain indicators such as whether the lease is for the major part of the economic life of the asset.
When the Group is an intermediate lessor, it accounts for its interests in the head lease and the sub-lease separately. It assesses the lease classification of a sub-lease with reference to the right-of-use asset arising from the head lease, not with reference to the underlying asset. If a head lease is a short-term lease to which the Group applies the exemption described above, then it classifies the sub-lease as an operating lease.
If an arrangement contains lease and non-lease components, then the Group applies IFRS 15 to allocate the consideration in the contract.
The Group applies the derecognition and impairment requirements in IFRS 9 to the net investment in the lease. The Group further regularly reviews estimated unguaranteed residual values used in calculating the gross investment in the lease.
The Group leases motor vehicles to driver-partners who typically use the vehicles to provide transport and delivery services through Grab Platform. The Group recognizes lease payments received under operating leases as income on a straight-line basis over the lease term as part of ‘Revenue’. Rental income from lease of motor vehicles is presented as a part of ‘Mobility revenue (see Note 4.11(i))’.

Inventories	Inventories
Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on the first-in first-out or weighted average allocation methods depending on the nature of inventory, and includes expenditure incurred in acquiring the inventories, production or conversion costs, and other costs incurred in bringing them to their existing location and condition.
Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and estimated costs necessary to make the sale.

Employee benefits	Employee benefits
i)                   Defined contribution plans
A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in profit or loss in the years during which related services are rendered by employees.
ii)                  Defined benefits plans
A defined benefit plan is a post-employment benefit plan other than a defined contribution plan. The Group’s net obligation in respect of defined benefits plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their service in the current and prior years that benefit is discounted to determine its present value. The fair value of any plan assets is deducted. The Group determines the net interest expense (income) on the net defined benefit liability (asset) for the year by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the net defined liability (asset).
The discount rate is the yield at the reporting date on bonds that have maturity dates approximating the terms of the Group’s obligations and that are denominated in the currency in which the benefits are expected to be paid.
The calculation is performed annually by a qualified actuary using the projected unit credit method. When the calculation results in a benefit to the Group, the recognized asset is limited to the present value of economic benefits available in the form of any future refunds from the plan or reductions in future contributions to the plan. In order to calculate the present value of economic benefits, consideration is given to any minimum funding requirements that apply to any plan in the Group. An economic benefit is available to the Group if it is realizable during the life of the plan, or on settlement of the plan liabilities.
Remeasurements of the net defined benefit liability comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (if any, excluding interest). The Group recognizes them immediately in OCI and all expenses related to defined benefit plans in employee benefits expense in profit or loss. When the benefits of a plan are changed, or when a plan is curtailed, the portion of the changed benefit related to past service by employees, or the gain or loss on curtailment is recognized immediately in profit or loss when the plan amendment or curtailment occurs.
The Group recognizes gains and losses on the settlement of a defined benefit plan when the settlement occurs. The gain or loss on settlement is the difference between the present value of the defined benefit obligation being settled as determined on the date of settlement and the settlement price, including any plan assets transferred and any payments made directly by the Group in connection with the settlement.
iii)                 Short-term employee benefits
Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.
iv)                 Employee leave entitlement
Employee entitlements to annual leave are recognized when they accrue to employees. A provision is made for the estimated liability for annual leave as a result of services rendered by employees up to the reporting date.
v)                  Share-based payment transactions
The grant date fair value of equity-settled share-based payment awards granted to employee is recognized as an employee expense, with a corresponding increase in equity, over the period that the employees unconditionally become entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.
When the terms of an equity-settled award are modified, the minimum expense recognized is the grant date fair value of the unmodified award, provided the original vesting terms of the award are met. An additional expense, measured as at the date of modification, is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee. Where an award is canceled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through profit or loss.

Provisions	Provisions
A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as a finance cost.
Provisions for dismantlement, removal and restoration are recognized when the Group has a present legal or constructive obligation as a result of past events, it is more likely than not that an outflow of resources will be required to settle the obligation and the amounts have been reliably estimated.
The Group recognizes the estimated costs of dismantlement, removal or restoration of items of property, plant and equipment arising from the acquisition or use of assets. This provision is estimated based on the best estimate of the expenditure required to settle the obligation, taking into consideration time value.
Changes in the estimated timing or amount of the expenditure or discount rate for asset dismantlement, removal and restoration costs are adjusted against the cost of the related property, plant and equipment, unless the decrease in the liability exceeds the carrying amount of the assets or the asset has reached the end of its useful life. In such cases, the excess of the decrease over the carrying amount of the asset or the changes in the liability is recognized in profit or loss immediately.

Revenue	Revenue
The Group recognizes revenue as or when it satisfies its service obligations. The Group earns revenue predominantly from the following services:
i)                   Revenue by segment
a)Deliveries
Fees earned from driver-partners, merchant-partners and consumers for connecting driver-partners and merchant-partners with consumers to facilitate delivery of a variety of daily necessities, including ready-to-eat meals and groceries, as well as point-to-point parcel delivery. Deliveries revenue also includes delivery fees charged to consumers in certain markets where the Group is responsible for delivery services, income earned from the sale of a variety of daily necessities through the operation of a chain of physical stores in certain markets, and advertising revenue arising from promoted listings and banner advertisements, enabling merchant-partners to promote their businesses on the Grab platform.
b)Mobility
Fees earned from driver-partners and consumers for connecting consumers with transportation rides provided by driver-partners across a variety of multi-modal mobility options, and advertising revenue arising from online and offline advertising solutions which include in-car product placements and mobile billboards. Mobility revenue also includes rental income from the leasing of motor vehicles to driver-partners, who typically use the vehicles to offer services through the Grab Platform (see 4.7(ii) for lease accounting as a lessor).
Deliveries and Mobility: principal vs. agent considerations and related revenue recognition
The Group enters into service agreements with driver-partners and merchant-partners to use the Grab Platform. A contract exists between the Group and the driver-partners and merchant-partners once they accept a transaction request and their ability to cancel the transaction lapses. The Group evaluates the presentation of revenue on a gross or net basis based on whether it acts as a principal by controlling the service provided to the consumer, or whether it acts as an agent by arranging for third parties to provide the service to the consumer.
The Group predominantly facilitates the provision of the service by driver-partners and merchant-partners to consumers, for the driver-partners and merchant-partners to fulfill their contractual promise to the consumers. The driver-partners and merchant-partners fulfill their promise to provide a service to their customer through use of the Grab Platform. While in these agreements the Group facilitates setting the price for services, the driver-partners and consumers have the discretion in accepting the transaction price through the Grab Platform. In these agreements, the Group is not responsible for fulfilling the services being provided to the consumer nor does the Group have inventory risk related to these services. With regard to these agreements, the Group has concluded that the Group is acting as an agent to facilitate the successful completion of delivery and transportation services by the driver-partners and merchant-partners to consumers.
In enabling connection in these agreements, the driver-partners, merchant-partners and consumers are considered the Group’s customers; with the Group having a separate performance obligation to each:
•the driver-partners (to connect the drive-partners with consumers to facilitate and successfully complete transportation and delivery services),
•the merchant-partners (to connect the merchant-partners with consumers to facilitate and successfully complete ordering services); and
•the consumer (to connect the consumer with driver-partners and merchant-partners).
The Group recognizes fees on the completion of a successful transportation or delivery service by driver-partners and merchant-partners. With regard to these agreements, the Group recognizes revenue on a net basis, reflecting the fees owed to the Group from the driver-partners, merchant-partners and consumers as revenue, and not the gross amount collected from consumers.
In certain markets, the Group is responsible for delivery services to consumers and separately subcontracts with driver-partners or third-party couriers to perform the delivery on behalf of the Group. With regard to these agreements, the Group is the principal controlling the delivery services to consumers and therefore recognizes the delivery fees charged to consumers as revenue, with payments to driver-partners or third-party couriers recognized in 'Cost of revenue' (see Note 4.12).
c)Financial services
Financial services revenue predominantly comprises:
•interest earned on loans and advances provided to merchant-partners, driver-partners and consumers, interest earned on unsecured retail loans and investment securities through the digital banking business (see Note 4.3(ii) for measurement of financial assets at amortized cost), insurance distribution offerings, and associated advertising revenue.
•fees earned from digital payment processing services charged to merchant-partners primarily based on the net value payments successfully completed through the Grab platform. Transaction fee revenue resulting from a payment processing transaction is recognized once the transaction is complete.
d)Others
A combination of multiple operating businesses that are not individually material. They include mapping services and anti-fraud offerings. Revenue is recognized once the obligation to provide the service is satisfied.
ii)                  Incentives to customers
The Group evaluates the presentation of the incentives paid to customers based on whether the Group receives a separate identifiable benefit from the respective customer. The Group has concluded that it does not receive distinct goods or services from the respective customer and the incentives are therefore recorded as a reduction from fees received from the respective customer. To the extent that such incentives exceed the amount of fees received from the respective customer, the excess is recorded as negative revenue. For loyalty rewards offered to customers as part of revenue transactions, the Group defers a portion of the revenue based on the estimated standalone selling price of the loyalty rewards earned and recognizes the revenue as they are redeemed in future transactions or when the rewards expire.

Expenses	Expenses
The main components of the Group’s expenses by functions are as follows:
i)Cost of revenue comprises expenses directly or indirectly attributable to the Group's Deliveries, Mobility, Financial Services and other offerings (see Note 4.11) and primarily consists of data management and platform related technology costs including amortization of technology and market activity related intangible assets, carrying amount of inventories of our supermarket operations, payments to driver-partners where the Group is responsible for delivery services to consumers (see Note 4.11), compensation costs (including share-based compensation) for operations and support personnel, payment processing fees, costs incurred in relation to its motor vehicle fleet used for rental services including depreciation and impairment; and an allocation of associated corporate costs such as depreciation of right-of-use assets.
ii)Sales and marketing primarily consist of marketing and advertising costs, compensation costs (including share-based compensation) to sales and marketing employees and an allocation of associated corporate costs such as depreciation of right-of-use assets.
iii)Research and development expenses primarily consist of compensation cost (including share-based compensation) to engineering, design, product development and data analytics employees, and allocation of associated corporate costs such as depreciation of right-of-use assets.
iv)General and administrative expenses primarily consist of compensation costs (including share-based compensation) for executive management and administrative personnel (including finance and accounting, human resources, policy and communications, legal, public affairs, corporate IT, corporate security and general administration employees), occupancy and facility costs, administrative fees, professional service fees, depreciation on certain administration assets, legal settlement accrual and allocation of associated corporate costs such as depreciation of right-of-use assets.

Finance income and finance costs	Finance income and finance costs
The Group’s net finance income or costs include:
•interest income;
•interest expense;
•the net gain or loss on financial instruments at FVTPL;
•the foreign currency gain or loss on financial assets and financial liabilities;
•the gain or loss on modification of financial liabilities; and
•the unwinding of the discount on provisions.
Interest income or expense is recognized using the effective interest method.
The effective interest rate is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to:
•the gross carrying amount of the financial asset; or
•the amortized cost of the financial liability.
In calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or to the amortized cost of the liability. However, for financial assets that have become credit-impaired subsequent to initial recognition, interest income is calculated by applying the effective interest rate to the amortized cost of the financial asset. If the asset is no longer credit-impaired, then the calculation of interest income reverts to the gross basis.
Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in profit or loss using the effective interest rate method.

Related parties	Related parties
For the purposes of these consolidated financial statements, parties are considered to be related to the Group if the Group has the ability, directly or indirectly, to control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to common control or common significant influence. Related parties may be individuals or other entities.

Income tax	Income tax
Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that they relate to a business combination, or items recognized directly in equity or in OCI.
The Group has determined that interest and penalties related to income taxes, including uncertain tax treatments, do not meet the definition of income taxes, and therefore accounted for them under IAS 37 Provisions, Contingent Liabilities and Contingent Assets.
Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. Current tax assets and liabilities are offset only if certain criteria are met.
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:
•temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;
•temporary differences related to investments in subsidiaries to the extent that the Group is able to control the timing of the reversal of the temporary difference and it is probable that they will not reverse in the foreseeable future; and
•taxable temporary differences arising on the initial recognition of goodwill.
The measurement of deferred taxes reflects the tax consequences that would follow the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.
Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.
Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for individual subsidiaries in the Group. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.
Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used.
In determining the amount of current and deferred tax, the Group takes into account the impact of uncertain tax positions and whether additional taxes and interest may be due. The Group believes that its accruals for income tax liabilities are adequate for all open tax years based on its assessment of many factors, including interpretations of tax law and prior experience. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the Group to change its judgment regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact income tax expense in the period that such a determination is made.
The Group has determined that the global minimum top-up tax – which it is required to pay under Pillar Two legislation – is an income tax in the scope of IAS 12. The Group has applied a temporary mandatory relief from deferred tax accounting for the impacts of the top-up tax and accounts for it as a current tax when it is incurred.
Loss per share	Loss per share
The Group presents basic and diluted loss per share data for its ordinary shares. Basic loss per share is calculated by dividing the loss attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the year, adjusted for own shares held. Diluted loss per share is calculated by giving effect to all potential weighted average dilutive ordinary shares. The dilutive effect of outstanding share options, restricted share units (“RSUs”), warrants and is reflected in diluted loss per ordinary share by application of the treasury stock method.

Segment reporting	Segment reporting
An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Group’s other components. The operating results are reviewed regularly by the Group’s chief executive officer (the Chief Operating Decision Maker or “CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and for which discrete financial information is available. Segment results that are reported to the Group’s CODM include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Unallocated items comprise mainly corporate assets, head office expenses, and tax assets and liabilities.

Standards issued but not yet effective	Standards issued but not yet effective
A number of new standards are effective for annual periods beginning after January 1, 2024 and earlier application is permitted. However, the Group has not early adopted these new or amended standards in preparing these consolidated financial statements, the expected implications of which are summarized below:
A.IFRS 18 Presentation and Disclosure in Financial Statements
IFRS 18 will replace IAS 1 Presentation of Financial Statements and applies for annual periods beginning on or after 1 January 2027. The new standard introduces the following key new requirements.
•Entities are required to classify all income and expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories. Entities are also required to present a newly-defined operating profit subtotal. Entities' net profit will not change.
•Management-defined performance measures (MPMs) are disclosed in a single note in the financial statements
•Enhanced guidance is provided on how to group information in the financial statements.
In addition, all entities are required to use the operating profit subtotal as the starting point for the statement of cash flows when presenting operating cash flows under the indirect method.
The Group is still in the process of assessing the impact of the new standard, particularly with respect to the structure of the Group’s statement of profit or loss, the statement of cash flows and the additional disclosures required for MPMs.
B. Other accounting standards
The following new and amended IFRS Accounting Standards are not expected to have a significant impact on the Group's consolidated financial statements.
•Lack of Exchangeability (Amendments to IAS 21)
•Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)
•Annual Improvements to IFRS Accounting Standards Volume 11